Provisions - Summary of Breakdown of Provisions (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Abstract]
Decommissioning or restoration	$ 63,992,567	$ 57,325,915
Total	63,992,567	57,325,915
Provision for legal proceedings	3,497,786	4,694,579
Other provisions	1,798,849	1,798,849
Total	$ 5,296,635	$ 6,493,428